                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
Address:    420 East Fourth Street
            Cincinnati, OH  45202

Form 13F File Number:  28-5330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
Title:    President
Phone:    (513) 361-7610

Signature, Place, and Date of Signing:


/s/ William F. Ledwin            Cincinnati, OH         November 7, 2001
---------------------------      --------------         ----------------
[Signature]                       [City, State]              [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number           Name
   28-4774                        Fort Washington Brokerage Services, Inc.

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 60,490,136

Form 13F Information Table Value Total: 1,381,687,397

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


   No.     Form 13F File Number                Name
    1      28-4774                   Fort Washington Brokerage Services, Inc.

Page 1 of 5  FORM 13F   Name of Reporting Manager, Fort Washington Investment Advisors, Inc.

                                                                                                         (SEC Use Only)
                                                                                      9/30/2001

                                                                                       Item 6:
                                                                                  Investment Discretion              Item 8:
                                                             Item 4:   Item 5:    --------------------- Item 7: Voting Authority
             Item 1:             Item 2:      Item 3:         Fair     Shares or  (a) (b) Shared  (c)  Managers       Shares
         Name of Issuer         Title of       CUSIP         Market    Principal sole as Defined Shared  See    ------------------
                                 Class        Number         Value      Amount        in Instr.  Other  Instr.   (a)     (b)   (c)
                                                                                         V.               V.    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd                 com       G3921A100        59,170      32,872   X                          32,872
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc          ord       G90078109    11,701,720     443,249   X                         443,249
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd                ord       Y2573F102    16,273,292     983,875   X                         983,875
-----------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                          com       001055102     1,463,076      54,188   X                          54,188
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp                            com       00130H105     1,173,222      91,515   X                          91,515
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                     com       00184A105     3,673,272     110,975   X                         110,975
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Canada                   Deps Rcpt CL B  00207Q202       515,972      17,786   X                          17,786
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.                   com       002824100       342,210       6,600   X                           6,600
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                          com       013817101    11,431,836     368,650   X                         368,650
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis Comms.       CL B Non Vtg   01853E204       242,500      25,000   X                          25,000
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                         com       020039103    12,907,609     222,737   X                         222,737
-----------------------------------------------------------------------------------------------------------------------------------
American Express                    com       025816109       343,344      11,815   X                          11,815
-----------------------------------------------------------------------------------------------------------------------------------
AmericanHome Products               com       026609107     1,536,052      26,370   X                          26,370
-----------------------------------------------------------------------------------------------------------------------------------
American Intl. Group                com       026874107     8,196,903     105,090   X                         105,090
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp              com Cl A     029912201       152,790      11,000   X                          11,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                           com       031162100     6,763,487     115,084   X                         115,084
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices                      com       032654105    14,870,324     454,750   X                         454,750
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.            com       035229103    24,373,113     581,975   X                         581,975
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group Inc                 com Cl A     037604105     2,010,085      47,825   X                          47,825
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.             com       038222105     2,565,857      90,220   X                          90,220
-----------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.        com       03822W109       104,850      15,000   X                          15,000
-----------------------------------------------------------------------------------------------------------------------------------
BJ'S Wholesale Club                 com       05548J106     4,196,821      88,150   X                          88,150
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.               com       060505104    25,532,772     437,205   X                         437,205
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.               com       064057102     2,801,610      80,046   X                          80,046
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.               com       064057102    10,359,440     295,984         X              1               295,984
-----------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.                      com       06423A103       599,913      19,063   X                          19,063
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International                com       071813109    17,319,005     314,605   X                         314,605
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems                         com       073325102       105,490      11,000   X                          11,000
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos. Inc.              com       073902108       390,078       7,800   X                           7,800
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond                   com       075896100     3,319,347     130,375   X                         130,375
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                      com       079860102     1,279,989      30,806   X                          30,806
-----------------------------------------------------------------------------------------------------------------------------------
Biovail Corp.                       com       09067J109       371,200       8,000   X                           8,000
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb                com       110122108    27,536,647     495,620   X                         495,620
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing                           com       111620100    23,135,662   1,438,784   X                       1,438,784
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing                           com       111620100    22,878,849   1,422,814         X              1             1,422,814
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                    com       125896100    13,503,500     675,175   X                         675,175
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corporation                     com       126650100    12,904,010     388,675   X                         388,675
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corporation                 com       131347106     3,070,226     134,600   X                         134,600
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                     com       14149Y108     6,118,919      82,744   X                          82,744
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Comms. Co.            CL A New     15133V208       432,000      48,000   X                          48,000
-----------------------------------------------------------------------------------------------------------------------------------
Charter One Financial               com       160903100    22,921,794     812,262   X                         812,262
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Holdings Corp             com       162813102        44,122       2,600   X                           2,600
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Holdings Corp             com       162813102       593,950      35,000         X              1                35,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                       com       166751107     9,102,235     107,401   X                         107,401
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            329,218,263  10,883,285                        3  9,129,487  1,753,798  0
-----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 5  FORM 13F   Name of Reporting Manager, Fort Washington Investment Advisors, Inc.

                                                                                                         (SEC Use Only)
                                                                                      9/30/2001

                                                                                       Item 6:
                                                                                  Investment Discretion              Item 8:
                                                             Item 4:   Item 5:    --------------------- Item 7: Voting Authority
             Item 1:             Item 2:      Item 3:         Fair     Shares or  (a) (b) Shared  (c)  Managers       Shares
         Name of Issuer         Title of       CUSIP         Market    Principal sole as Defined Shared  See    ------------------
                                 Class        Number         Value      Amount        in Instr.  Other  Instr.   (a)     (b)   (c)
                                                                                         V.               V.    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                          com       171232101       271,358       3,800   X                           3,800
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial          sr cv db 5.5%02 172062AB7     9,498,750   3,400,000   X                       3,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial                com       172062101     1,971,623      47,372   X                          47,372
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial                com       172062101    20,215,707     485,721         X              1               485,721
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                        com       172474108       355,005      11,500   X                          11,500
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                  com       172908105       165,834       4,115   X                           4,115
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                  com       172908105    66,138,345   1,641,150         X              1             1,641,150
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                  com       17275R102     4,971,328     408,155   X                         408,155
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup                           com       172967101    31,493,686     777,626   X                         777,626
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co.                       com       191216100       362,572       7,739   X                           7,739
-----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                   com       194162103     3,093,075      53,100   X                          53,100
-----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl                com       204912109    18,905,695     734,487   X                         734,487
-----------------------------------------------------------------------------------------------------------------------------------
Conagra Inc.                        com       205887102       527,575      23,500   X                          23,500
-----------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc                     com       206197105     4,734,688      96,725   X                          96,725
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A                CL A       208251306    19,653,575     772,850   X                         772,850
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL B                CL B       208251405       858,392      33,875   X                          33,875
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group          com       210371100     1,167,650      48,250   X                          48,250
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation               com       212485106       599,983      21,621   X                          21,621
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation               com       212485106    40,895,563   1,473,714         X              1             1,473,714
-----------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.                        com       221009103        85,120      56,000   X                          56,000
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Ind. Inc.        com       222372104       794,035      18,075   X                          18,075
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company                  com       233331107       904,050      21,000   X                          21,000
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Productions         com Disney    254687106       428,856      23,032   X                          23,032
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA           com       25746U109    10,283,871     173,275   X                         173,275
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.              com       263534109    10,842,079     288,968   X                         288,968
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy                         com       264399106     1,854,650      49,000   X                          49,000
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc                       com Cl A     26816Q101       346,500      10,000   X                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
E M C Corp.                         com       268648102     2,353,995     200,340   X                         200,340
-----------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC                      ADR       284131208     5,905,134     121,881   X                         121,881
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                com       291011104     9,772,244     207,654   X                         207,654
-----------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                         com       293561106     1,057,204      38,825   X                          38,825
-----------------------------------------------------------------------------------------------------------------------------------
Equitable Resources                 com       294549100       240,080       8,000   X                           8,000
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp                         com       30161N101       256,182       5,744   X                           5,744
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation             com       30231G102    17,825,821     452,430   X                         452,430
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.              com       313400301     5,577,065      85,801   X                          85,801
-----------------------------------------------------------------------------------------------------------------------------------
Fed National Mtg Assoc.             com       313586109    21,040,969     262,816   X                         262,816
-----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores               com       31410H101     6,896,733     244,566   X                         244,566
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                 com       316773100     9,401,521     152,922   X                         152,922
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                 com       316773100    93,819,095   1,526,010         X              1             1,526,010
-----------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc            com       337477103       206,100       4,500   X                           4,500
-----------------------------------------------------------------------------------------------------------------------------------
Firstenergy Corp                    com       337932107       215,700       6,000   X                           6,000
-----------------------------------------------------------------------------------------------------------------------------------
Fleetboston Financial               com       339030108     8,792,416     239,249   X                         239,249
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories Inc             com       345838106     3,336,475      46,250   X                          46,250
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co.                         com       364730101       324,594       5,400   X                           5,400
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            438,440,893  14,293,038                        4  9,166,443  5,126,595  0
-----------------------------------------------------------------------------------------------------------------------------------

Page 3 of 5  FORM 13F   Name of Reporting Manager, Fort Washington Investment Advisors, Inc.

                                                                                                         (SEC Use Only)
                                                                                      9/30/2001

                                                                                       Item 6:
                                                                                  Investment Discretion              Item 8:
                                                             Item 4:   Item 5:    --------------------- Item 7: Voting Authority
             Item 1:             Item 2:      Item 3:         Fair     Shares or  (a) (b) Shared  (c)  Managers       Shares
         Name of Issuer         Title of       CUSIP         Market    Principal sole as Defined Shared  See    ------------------
                                 Class        Number         Value      Amount        in Instr.  Other  Instr.   (a)     (b)   (c)
                                                                                         V.               V.    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                com       369604103    11,767,104     316,320   X                           316,320
-----------------------------------------------------------------------------------------------------------------------------------
Gric Communications Inc             com       398081109         9,257      10,401   X                            10,401
-----------------------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New       CL A       421933102    22,641,375   1,090,625   X                         1,090,625
-----------------------------------------------------------------------------------------------------------------------------------
H J Heinz Inc.                      com       423074103       227,821       5,405   X                             5,405
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                     com       428236103     4,325,475     269,500   X                           269,500
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06        Sub Nt Conv.   432848AL3     2,433,750   3,000,000   X                         3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                    com       437076102     6,616,715     172,445   X                           172,445
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International             com       438516106    10,597,752     401,429   X                           401,429
-----------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals                com       449370105       644,410      13,000   X                            13,000
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                 com       452308109       890,921      16,465   X                            16,465
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                  com       456866102    18,969,236     561,220   X                           561,220
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                         com       458140100    15,016,286     734,652   X                           734,652
-----------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.                   com       459200101    28,830,623     314,333   X                           314,333
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                   com       478160104     2,664,740      48,100   X                            48,100
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light           com       485134100     1,487,130      57,000   X                            57,000
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                      com       494368103    29,773,950     480,225   X                           480,225
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceutials                 com       495582108     4,498,197     107,229   X                           107,229
-----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                     com       502161102     9,007,256     766,575   X                           766,575
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp of America        com new     50540R409       485,100       6,000   X                             6,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Holding Co.            com       524908100       380,895       6,700   X                             6,700
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications Inc          com       52729N100        40,824      10,800   X                            10,800
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International New          CL A       529771107    18,209,712     407,284   X                           407,284
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.                       com       532457108       900,693      11,161   X                            11,161
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Medica Corp                 com       530718105       829,666      65,328   X                            65,328
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.              com       534187109    19,423,726     416,550   X                           416,550
-----------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                      com       548661107     5,348,691     168,995   X                           168,995
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA              sponsored adr  55068R202       414,104      29,600   X                            29,600
-----------------------------------------------------------------------------------------------------------------------------------
Magna International                cl a       559222401    21,199,961     401,895   X                           401,895
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                          com       574599106    20,668,928   1,011,200   X                         1,011,200
-----------------------------------------------------------------------------------------------------------------------------------
May Department Stores               com       577778103       217,650       7,500   X                             7,500
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.                 com non vtg   579780206       466,015      10,175   X                            10,175
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation               com       580135101       763,150      28,119   X                            28,119
-----------------------------------------------------------------------------------------------------------------------------------
McLeod USA Inc                   CL A com     582266102        19,250      25,000   X                            25,000
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                     com       585055106     7,330,807     168,525   X                           168,525
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp               com       58551A108       302,285       9,350   X                             9,350
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                   com       589331107    16,141,775     242,369   X                           242,369
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc              com       590188108       225,330       5,550   X                             5,550
-----------------------------------------------------------------------------------------------------------------------------------
Messagemedia Inc                    com       590787107        10,458      49,800   X                            49,800
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                     com       594918104     9,091,374     177,670   X                           177,670
-----------------------------------------------------------------------------------------------------------------------------------
Minn. Mining & Mfg                  com       604059105       239,604       2,435   X                             2,435
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter          com       617446448     6,685,987     144,250   X                           144,250
-----------------------------------------------------------------------------------------------------------------------------------
Mpower Holding Corp                 com       62473L101        20,370     101,850   X                           101,850
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp                  com       635405103       228,009       7,163   X                             7,163
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            300,046,362  11,880,193        0        0       0  11,880,193    0      0
-----------------------------------------------------------------------------------------------------------------------------------

Page 4 of 5  FORM 13F   Name of Reporting Manager, Fort Washington Investment Advisors, Inc.

                                                                                                         (SEC Use Only)
                                                                                      9/30/2001

                                                                                       Item 6:
                                                                                  Investment Discretion              Item 8:
                                                             Item 4:   Item 5:    --------------------- Item 7: Voting Authority
             Item 1:             Item 2:      Item 3:         Fair     Shares or  (a) (b) Shared  (c)  Managers       Shares
         Name of Issuer         Title of       CUSIP         Market    Principal sole as Defined Shared  See    ------------------
                                 Class        Number         Value      Amount        in Instr.  Other  Instr.   (a)     (b)   (c)
                                                                                         V.               V.    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
National Equipment Services         com       635847106       220,400     116,000   X                         116,000
-----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc                        com       65473P105    12,749,334     546,947   X                         546,947
-----------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.                com       655042109     1,979,400      82,475   X                          82,475
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp. NY              com       659424105    17,220,947     579,051   X                         579,051
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. New           com       656568102        74,287      13,242   X                          13,242
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust                      com       665859104       202,573       3,860   X                           3,860
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                       com       677240103     3,758,007     289,300         X              1               289,300
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Group 5% 12/1/07       Sub Deb CV    681904AD0    12,038,400  13,680,000   X                      13,680,000
-----------------------------------------------------------------------------------------------------------------------------------
Ominicom Group                      com       681919106     4,945,380      76,200   X                          76,200
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.                com       68389X105       481,537      38,278   X                          38,278
-----------------------------------------------------------------------------------------------------------------------------------
Orion Power Holdings                com       686286105     1,020,000      40,000   X                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                       com       713448108     9,395,177     193,715   X                         193,715
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                         com       717081103    16,557,731     412,911   X                         412,911
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia                           com       71713U102       840,606      20,725   X                          20,725
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc         com       718154107       685,718      14,200   X                          14,200
-----------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co               com       718507106       229,245       4,250   X                           4,250
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings                   com       72346N101        49,940     128,051   X                         128,051
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap. Corp.            com       723484101     1,191,000      30,000   X                          30,000
-----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                   com       724479100       275,040       7,200   X                           7,200
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                    com       742718109     4,631,846      63,633   X                          63,633
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Group           com       743866105       315,877      12,510   X                          12,510
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc                 com       743263105       558,870      13,000   X                          13,000
-----------------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New                com       745310102       859,600      40,000   X                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp                         com       747277101     1,955,100     102,900   X                         102,900
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Diagnostics                   com       74834L100       536,790       8,700   X                           8,700
-----------------------------------------------------------------------------------------------------------------------------------
Radioshack Corp.                    com       750438103    11,942,519     492,475   X                         492,475
-----------------------------------------------------------------------------------------------------------------------------------
Ralston-Purina Group                com       751277302    17,864,520     544,650   X                         544,650
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications                  com       78387G103    13,901,201     295,017   X                         295,017
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                      com       803111103       377,010      17,700   X                          17,700
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.               com       806605101     1,991,342      53,675   X                          53,675
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                   com       806857108     1,704,610      37,300   X                          37,300
-----------------------------------------------------------------------------------------------------------------------------------
Selectica Inc                       com       816288104        79,200      33,000   X                          33,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                        com       817315104       287,200       8,000   X                           8,000
-----------------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc                  com       826170102       201,670       4,300   X                           4,300
-----------------------------------------------------------------------------------------------------------------------------------
Song Networks Holding          sponsored ADR  83544Q101        10,129      27,375   X                          27,375
-----------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp               com       860630102    10,769,215   1,019,812         X              1             1,019,812
-----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                    com       866810104       878,753     106,258   X                         106,258
-----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems                com       867363103     4,464,848     191,050   X                         191,050
-----------------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp              com       87161C105     2,935,260     106,350   X                         106,350
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International                  com       902124106    37,462,424     823,350   X                         823,350
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                       com new     902973304     1,105,118      49,825   X                          49,825
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                       com new     902973304     9,583,202     432,065         X              1               432,065
-----------------------------------------------------------------------------------------------------------------------------------
USA Education Inc.                  com       90390U102    19,356,334     233,462   X                         233,462
-----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                  com       908908106       449,550      33,300   X                          33,300
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            228,136,910  21,026,112                        3 19,284,935  1,741,177  0
-----------------------------------------------------------------------------------------------------------------------------------

Page 5 of 5  FORM 13F   Name of Reporting Manager, Fort Washington Investment Advisors, Inc.

                                                                                                         (SEC Use Only)
                                                                                      9/30/2001

                                                                                       Item 6:
                                                                                  Investment Discretion              Item 8:
                                                             Item 4:   Item 5:    --------------------- Item 7: Voting Authority
             Item 1:             Item 2:      Item 3:         Fair     Shares or  (a) (b) Shared  (c)  Managers       Shares
         Name of Issuer         Title of       CUSIP         Market    Principal sole as Defined Shared  See    ------------------
                                 Class        Number         Value      Amount        in Instr.  Other  Instr.   (a)     (b)   (c)
                                                                                         V.               V.    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications           CL A       914906102     3,226,310     140,580   X                         140,580
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U S Freightways Corp                com       916906100     6,746,718     215,275   X                         215,275
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Vectren Corporation                 com       92240G101       223,878       9,999   X                           9,999
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Veritas Software Co                 com       923436109     2,009,499     108,975   X                         108,975
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Verizon Communications              com       92343V104    23,299,765     430,602   X                         430,602
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Wachovia Corp.                      com       929771103       490,978      15,838   X                          15,838
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Wal-Mart Stores Inc                 com       931142103     2,879,910      58,180   X                          58,180
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Washington Mutual Inc.              com       939322103       240,538       6,251   X                           6,251
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Wellpoint Health Networks Inc.      com       94973H108    26,910,932     246,550   X                         246,550
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Wells Fargo & Co New                com       949746101       873,442      19,650   X                          19,650
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Williams Companies Inc              com       969457100     2,370,322      86,825   X                          86,825
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Worldcom Inc. GA New          Wrldcom Gp com  98157D106    15,502,977   1,030,783   X                       1,030,783
-----------------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc                     com       98388B100     1,069,700      38,000   X                          38,000
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COLUMN TOTALS:                                             85,844,969   2,407,508                           2,407,508
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                            1,381,687,397  60,490,136                       10 51,868,566  8,621,570  0
-------------------------------------------------------============================================================================